9. Deposits (Details)	Dec. 31, 2019 USD ($)
Time Deposits [Line Items]
2020	$ 55,256,906
2021	31,341,156
2022	12,249,473
2023	7,319,609
2024	10,031,175
Total time certificates of deposit	$ 116,198,319